UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23164
Investment Company Act file number:

USCA Fund Trust
 (Exact name of registrant as specified in charter)

4444 Westheimer, Suite G500
Houston, TX  77027
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

(713) 366-0500
Registrant's telephone number, including area code

Date of fiscal year end:  September 30

Date of reporting period:    June 30, 2018

Item 1. Schedule of Investments.

USCA Premium Buy-Write Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 87.65%[a,b]
Communications - 5.11%
AT&T Inc.	10,500	$337,155
Verizon Communications, Inc.	7,000	352,170
The Walt Disney Co.	3,500	366,835
		1,056,160
Consumer Discretionary - 5.99%
Hasbro, Inc.	3,400	313,854
Lowe's Cos, Inc.	3,500	334,495
Macy's, Inc.	7,500	280,725
Newell Brands, Inc.	12,000	309,480
		1,238,554
Consumer Staples - 13.89%
Archer-Daniels-Midland Co.	8,000	366,640
Bunge Limited	4,000	278,840
Dollar General Corporation	3,900	384,540
Hormel Foods Corp.	10,500	390,705
The Procter & Gamble Company	5,000	390,300
Sysco Corp.	5,500	375,595
Tyson Foods, Inc.	5,300	364,905
Walgreens Boots Alliance, Inc.	5,300	318,080
		2,869,605
Energy - 7.02%
Cabot Oil & Gas Corporation	14,500	345,100
EOG Resources, Inc.	3,200	398,176
EQT Corporation	6,000	331,080
Total S.A. ADR[c]	6,200	375,472
		1,449,828
Financials - 9.78%
Aflac Incorporated	8,000	344,160
Bank of America Corp.	13,000	366,470
The Charles Schwab Corp	6,500	332,150
JPMorgan Chase & Co.	3,300	343,860
Prudential Financial, Inc.	3,500	327,285
The Travelers Companies, Inc.	2,500	305,850
		2,019,775

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Health Care - 17.19%
AbbVie Inc.	3,800	$352,070
Amgen, Inc.	2,000	369,180
Bristol-Myers Squibb Company	4,800	265,632
CVS Health Corporation	5,500	353,925
Eli Lilly & Co.	4,400	375,452
Gilead Sciences, Inc.	5,300	375,452
Johnson & Johnson	3,200	388,288
Medtronic Public Limited Company[c]	4,300	368,123
Merck & Co, Inc.	5,600	339,920
Pfizer Inc.	10,000	362,800
		3,550,842
Industrials - 7.49%
Cummins Inc.	1,900	252,700
Emerson Electric Co.	4,700	324,958
General Dynamics Corp.	1,500	279,615
Kansas City Southern	3,300	349,668
Paccar, Inc.	5,500	340,780
		1,547,721
Materials - 4.89%
Dowdupont Inc.	5,400	355,968
Eastman Chemical Company	3,400	339,864
WestRock Co.	5,500	313,610
		1,009,442
Technology - 13.05%
Apple, Inc.	1,900	351,709
Cisco Systems, Inc.	9,500	408,785
IBM	1,700	237,490
Intel Corporation	6,700	333,057
Microsoft Corporation	3,900	384,579
Oracle Corporation	7,500	330,450
Qualcomm Incorporated	4,700	263,764
Texas Instruments, Inc.	3,500	385,875
		2,695,709
Utilities - 3.24%
NextEra Energy, Inc.	2,200	367,466
The Southern Company	6,500	301,015
		668,481

TOTAL COMMON STOCKS (Cost $17,517,847)		18,106,117

USCA Premium Buy-Write Fund
Schedule of Investments - (continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
MASTER LIMITED PARTNERSHIPS - 1.74%[a,b]
Energy - 1.74%
Enterprise Products Partners LP	13,000	$359,710

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $321,138)		359,710

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.77%[a,b]
Financials - 1.77%
Weyerhaeuser Co.	10,000	364,600

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $342,871)		364,600

EXCHANGE TRADED FUNDS - 2.14%[a,b]
Exchange Traded Funds - 2.14%
iShares 20+ Year Treasury Bond ETF	1,000	121,720
SPDR Gold Shares	2,700	320,355
		442,075

TOTAL EXCHANGE TRADED FUNDS (Cost $440,375)		442,075

MONEY MARKET FUND - 9.11%[a]
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 1.79%[d]	1,882,178	1,882,178

TOTAL MONEY MARKET FUNDS (Cost $1,882,178)		1,882,178

Total Investments (Cost $20,183,271) - 102.41%[a]		$21,154,680
Total Value of Options Written (Premiums received $480,616) - (1.78%)[a]		(366,977)
Assets in Excess of Other Liabilities - (0.63%)[a]		(130,337)
TOTAL NET ASSETS - 100.00%		$20,657,366

Footnotes
ADR American Depository Receipt
[a]	Percentages are stated as a percent of net assets.
[b]	All or a portion of the securities represents collateral for outstanding call option contracts written. As of
June 30, 2018, the total value of collateral securities for outstanding call option contracts written was $19,272,502.
[c]	Foreign issued security.
[d]	Rate reported is the 7-day current yield as of June 30, 2018.

USCA Premium Buy-Write Fund
Schedule of Options Written
June 30, 2018 (Unaudited)

	Expiration			Notional
Call Options Written	Date	Strike Price	Contracts	Amount	Fair Value
AbbVie Inc.	July 2018	$ 100.00	7	(70,000)	$ (151)
AbbVie Inc.	July 2018	110.00	31	(341,000)	(217)
Aflac Incorporated	August 2018	46.25	80	(370,000)	(1,200)
Amgen, Inc.	July 2018	170.00	3	(51,000)	(4,583)
Amgen, Inc.	August 2018	190.00	17	(323,000)	(6,035)
Apple, Inc.	July 2018	185.00	19	(351,500)	(7,410)
Archer-Daniels-Midland Co.	July 2018	45.00	80	(360,000)	(10,560)
AT&T Inc.	July 2018	36.00	95	(342,000)	(143)
AT&T Inc.	July 2018	33.00	10	(33,000)	(135)
Bank of America Corp.	September 2018	31.00	130	(403,000)	(4,680)
Bristol-Myers Squibb Company	July 2018	55.00	48	(264,000)	(5,424)
Bunge Ltd.	July 2018	72.50	40	(290,000)	(3,800)
Cabot Oil & Gas Corporation	July 2018	26.00	20	(52,000)	(500)
Cabot Oil & Gas Corporation	August 2018	25.00	5	(12,500)	(425)
Cabot Oil & Gas Corporation	October 2018	26.00	120	(312,000)	(11,400)
The Charles Schwab Corp	July 2018	55.00	65	(357,500)	(1,950)
Cisco Systems, Inc.	July 2018	42.50	10	(42,500)	(1,005)
Cisco Systems, Inc.	July 2018	46.00	85	(391,000)	(468)
Cummins Inc.	July 2018	140.00	19	(266,000)	(1,615)
CVS Health Corporation	July 2018	67.50	5	(33,750)	(300)
CVS Health Corporation	August 2018	70.00	50	(350,000)	(4,175)
Dollar General Corporation	August 2018	97.50	39	(380,250)	(15,209)
Dowdupont Inc.	July 2018	67.50	54	(364,500)	(4,212)
Eastman Chemical Company	July 2018	105.00	4	(42,000)	(240)
Eastman Chemical Company	August 2018	110.00	30	(330,000)	(2,100)
Eli Lilly & Co.	August 2018	87.50	44	(385,000)	(6,336)
Emerson Electric Co.	July 2018	70.00	47	(329,000)	(4,700)
Enterprise Products Partners LP	July 2018	28.00	18	(50,400)	(630)
Enterprise Products Partners LP	July 2018	29.00	112	(324,800)	(1,120)
EOG Resources, Inc.	August 2018	120.00	32	(384,000)	(25,439)
EQT Corporation	July 2018	57.50	55	(316,250)	(4,125)
EQT Corporation	July 2018	55.00	5	(27,500)	(863)
General Dynamics Corp.	July 2018	187.50	15	(281,250)	(4,050)
Gilead Sciences, Inc.	July 2018	72.50	53	(384,250)	(4,744)
Hasbro, Inc.	July 2018	92.50	34	(314,500)	(6,035)
Hormel Foods Corp.	July 2018	35.00	5	(17,500)	(1,175)
Hormel Foods Corp.	September 2018	37.50	100	(375,000)	(13,500)
Intel Corporation	July 2018	52.50	67	(351,750)	(2,144)
IBM	July 2018	155.00	17	(263,500)	(204)
iShares 20+ Year Treasury Bond ETF	August 2018	123.00	10	(123,000)	(940)
Johnson & Johnson	July 2018	130.00	19	(247,000)	(266)
Johnson & Johnson	August 2018	125.00	13	(162,500)	(2,327)

USCA Premium Buy-Write Fund
Schedule of Options Written - (continued)
June 30, 2018 (Unaudited)

	Expiration			Notional
Call Options Written	Date	Strike Price	Contracts	Amount	Fair Value
JPMorgan Chase & Co.	August 2018	105.00	33	(346,500)	(10,230)
Kansas City Southern	July 2018	110.00	33	(363,000)	(5,445)
Lowe's Cos, Inc.	July 2018	90.00	35	(315,000)	(21,699)
Macy's, Inc.	July 2018	35.00	75	(262,500)	(22,574)
Medtronic Public Limited Company	August 2018	87.50	43	(376,250)	(4,881)
Merck & Co, Inc.	July 2018	62.50	56	(350,000)	(2,156)
Microsoft Corporation	July 2018	100.00	39	(390,000)	(7,878)
Newell Brands, Inc.	July 2018	27.00	120	(324,000)	(3,600)
NextEra Energy, Inc.	August 2018	165.00	22	(363,000)	(11,550)
Oracle Corporation	August 2018	46.00	8	(36,800)	(360)
Oracle Corporation	August 2018	47.00	67	(314,900)	(1,608)
Paccar, Inc.	July 2018	67.50	50	(337,500)	(625)
Paccar, Inc.	August 2018	62.50	5	(31,250)	(1,163)
Pfizer Inc.	July 2018	36.00	100	(360,000)	(6,850)
The Procter & Gamble Company	July 2018	75.00	50	(375,000)	(16,874)
Prudential Financial, Inc.	July 2018	97.50	5	(48,750)	(245)
Prudential Financial, Inc.	September 2018	105.00	30	(315,000)	(1,590)
Qualcomm Incorporated	July 2018	57.50	47	(270,250)	(4,912)
The Southern Company	August 2018	45.00	65	(292,500)	(12,578)
SPDR Gold Shares	July 2018	130.00	27	(351,000)	(41)
Sysco Corp.	August 2018	65.00	55	(357,500)	(21,449)
Texas Instruments, Inc.	July 2018	110.00	35	(385,000)	(9,223)
Total S.A. ADR	July 2018	60.00	2	(12,000)	(300)
Total S.A. ADR	August 2018	62.50	60	(375,000)	(5,850)
The Travelers Companies, Inc.	July 2018	130.00	22	(286,000)	(935)
The Travelers Companies, Inc.	July 2018	125.00	3	(37,500)	(480)
Tyson Foods, Inc.	July 2018	72.50	53	(384,250)	(1,325)
Verizon Communications, Inc.	September 2018	49.00	70	(343,000)	(16,694)
Walgreens Boots Alliance, Inc.	July 2018	70.00	48	(336,000)	(216)
Walgreens Boots Alliance, Inc.	October 2018	70.00	5	(35,000)	(288)
The Walt Disney Co.	July 2018	110.00	35	(385,000)	(1,330)
WestRock Co.	July 2018	60.00	55	(330,000)	(1,513)
Weyerhaeuser Co.	July 2018	37.00	88	(325,600)	(3,080)
Weyerhaeuser Co.	August 2018	37.00	12	(44,400)	(900)

Total Value of Call Options Written (Premiums received $480,616)				(19,929,150)	$ (366,977)

Disclosure (using current book numbers):

The cost basis of investments for federal income tax purposes at June 30, 2018 was as follows(1):

	Investments	Written Options	Total Portfolio
Tax Cost(2)	$20,504,408	$(480,616)	$20,023,792

Gross unrealized appreciation	1,285,299	210,650	1,495,949
Gross unrealized depreciation	(635,028)	(97,011)	(732,039)
Net unrealized appreciation (depreciation)	650,271	113,639	763,910

(1)Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

(2)Tax cost represents tax cost on investments, net of proceeds on premiums on written options.

Investment Valuation
All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Money market funds are valued at net asset value (“NAV”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem, or exchange shares.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Fair Value of Financial Instruments
As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted FASB ASC Topic 820, “Fair Value Measurements and Disclosures” ("ASC 820"). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets
Common Stocks (a)	$18,106,117	$-	$-	$18,106,117
Master Limited Partnerships (a)	359,710			359,710
Real Estate Investment Trusts (REITs)	364,600	-	-	364,600
Exchange Traded Funds	442,075	-	-	442,075
Money Market Fund	1,882,178	-	-	1,882,178
Total Assets	$21,154,680	$-	$-	$21,154,680
Liabilities
Written Options	$366,977	$-	$-	$366,977
Total Liabilities	$366,977	$-	$-	$366,977

(a)	All other industry classifications are identified in the Schedules of Investments and Written Options.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. During the period ended June 30, 2018, there were no transfers between Level 1, Level 2 or Level 3.

Derivative Financial Instruments
The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

As part of its strategy, the Fund sells (“writes”) call options on securities held in its portfolio (i.e., covered call options). The strategy is designed to shield the Fund from some of the risk associated with these securities and to generate additional returns to the extent of call option premiums received. Written covered call options limit the upside potential of a security above the strike price.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written options and any change in fair value is recorded as unrealized appreciation (depreciation). Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss.

As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

The Fund has adopted the disclosure provision of FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivate fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required, and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815.

The following table presents the type and fair value of derivatives by location as presented on the Statement of Assets and Liabilities at June 30, 2018:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$ 366,977

The following table presents the effect of derivatives on the Statement of Operations for the period ended June 30, 2018:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain (Loss) on Derivatives	Net Realized Gain on Written Option Contracts	Net Unrealized Appreciation of Written Option Contracts
Written equity options	Options	$ 609,159	$ 113,639

The average notional amount of all written call options for the period ended June 30, 2018 was $17,852,311.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USCA Fund Trust

By (Signature and Title) /s/ Phil Pilibosian
Phil Pilibosian, President

Date August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Phil Pilibosian
 Phil Pilibosian, President

Date August 20, 2018

By (Signature and Title)  /s/ Chris Arnold
 Chris Arnold, Treasurer

Date August 22, 2018